Investment in Films and Television Programs (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Estimated Future Amortization Expense for Investment in Films and Television Programs and Licensed Program Rights
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs as of March 31, 2025:

	Year Ending March 31,
	2026	2027	2028
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs	$333.5	$182.1	$146.9
Completed and not released investment in films and television programs	$90.4	n/a	n/a

Impairments By Segment
Impairments.
 Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the consolidated statements of operations, and represented the following amounts by segment for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$19.7	$34.6	$6.2
Television Production	6.7	8.4	4.6
Impairments not included in segment operating results (2) :
Included in restructuring and other	7.2	12.8	—

	$33.6	$55.8	$10.8

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in fiscal 2025 primarily represent content impairments related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. Amounts in fiscal 2024 represent development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne. See Note 16.

Schedule of Total Investment in Films and Television Programs

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Investment in Films and Television Programs:
Released, net of accumulated amortization	$987.3	$992.2
Completed and not released	135.1	225.4
In progress	783.0	644.4
In development	87.2	67.0

Investment in films and television programs, net	$1,992.6	$1,929.0

(1)	At March 31, 2025, the unamortized balance related to completed and not released and in progress theatrical films was $680.9 million.
(2)
Production tax credits reduced total investment in films and television programs by $243.6 million and $112.2 million during the years ended March 31, 2025 and 2024, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $112.0 million and $70.6 million for the years ended March 31, 2025 and 2024, respectively.

LIONS GATE ENTERTAINMENT CORP. [Member]
Investment in Films and Television Programs and Licensed Program Rights
Total investment in films and television programs and licensed program rights by predominant monetization strategy is as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Investment in Films and Television Programs:
Individual Monetization (1)(2)
Released, net of accumulated amortization	$822.7	$878.3
Completed and not released	135.1	225.4
In progress	663.4	469.2
In development	76.6	65.7

	1,697.8	1,638.6

Film Group Monetization
Released, net of accumulated amortization	$535.8	497.1
Completed and not released	301.9	170.1
In progress	116.6	179.0
In development	17.7	4.3

	972.0	850.5

Licensed program rights, net of accumulated amortization	243.3	273.1

Investment in films and television programs and program rights, net	$2,913.1	$2,762.2

(1)	At March 31, 2025, the unamortized balance related to completed and not released and in progress theatrical films was $680.9 million.
(2)
Production tax credits reduced total investment in films and television programs by $243.6 million and $112.2 million during the years ended March 31, 2025 and 2024, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $112.0 million and $70.6 million for the years ended March 31, 2025 and 2024, respectively.

Amortization of Investment in Films and Television Programs and Licensed Program Rights
Amortization of investment in film and television programs and licensed program rights by predominant monetization strategy is as follows, and was included in direct operating expense in the consolidated statement of operations:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Amortization expense:
Individual monetization	$1,177.7	$907.1	$951.2
Film group monetization	307.7	382.0	330.0
Licensed program rights	237.0	288.8	384.1

	$1,722.4	$1,577.9	$1,665.3

Schedule of Estimated Future Amortization Expense for Investment in Films and Television Programs and Licensed Program Rights
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs and licensed program rights as of March 31, 2025:

	Year Ending
	March 31,
	2026	2027	2028
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs:
Individual monetization	$290.2	$158.6	$137.3
Film group monetization	$194.9	$105.7	$66.2
Licensed program rights	$124.3	$20.0	$12.9
Completed and not released investment in films and television programs:
Individual monetization	$90.4	n/a	n/a
Film group monetization	$107.6	n/a	n/a

Impairments By Segment	Investment in films and television programs and licensed program rights includes write-downs to fair value. The following table sets forth impairments by segment and the line item in our consolidated statement of operations they are recorded in for the fiscal years ended March 31, 2025, 2024 and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$19.7	$34.6	$6.2
Television Production	6.7	8.4	4.6

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Impairments not included in segment operating results (2) :
Included in restructuring and other	143.4	377.3	379.3

	$169.8	$420.3	$390.1

(1)
Impairments included in direct operating expense are included in the amortization expense amounts reflected in the table further above which presents amortization of investment in film and television programs and licensed program rights by predominant monetization strategy.

(2)
Represents charges primarily related to the Media Networks restructuring plan initiatives. Amounts in fiscal 2025 also include content impairments of $7.7 million related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. Amounts in fiscal 2024 also include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne. See Note 15 and Note 16 for further information.